Shareholder Fees - FidelityInternationalSmallCapFund-RetailPRO	Dec. 30, 2024 USD ($)
FidelityInternationalSmallCapFund-RetailPRO | Fidelity International Small Cap Fund
Shareholder Fees:
(fees paid directly from your investment)	none